INVESTMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Schdeule of Investment
	March 31, 2020	December 31, 2019

Investment in Vivi Holdings, Inc.	$509,980	$1,019,961

December 31, 2019

Investment in Vivi Holdings, Inc.	$1,019,961